J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

(formerly, JPMorgan U.S. Aggregate Bond ETF)

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

(formerly, JPMorgan High Yield Research Enhanced ETF)

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

(formerly, JPMorgan Corporate Bond Research Enhanced ETF)

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 14, 2023

to the current Summary Prospectuses and Prospectus

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2019	Managing Director
Naveen Kumar	2019	Executive Director
Supreet Khandate	2023	Vice President

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2018	Managing Director
Naveen Kumar	2018	Executive Director
Supreet Khandate	2023	Vice President

SUP-FIETF-723

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2021	Executive Director
Qiwei Zhu	2021	Executive Director
Supreet Khandate	2023	Vice President

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eric Isenberg	2023	Managing Director
Naveen Kumar	2021	Executive Director
Qiwei Zhu	2021	Executive Director
Supreet Khandate	2023	Vice President

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — BetaBuilders 1-5 Year U.S. Aggregate Bond ETF, BetaBuilders U.S. Aggregate Bond ETF, BetaBuilders USD High Yield Corporate Bond ETF and BetaBuilders USD Investment Grade Corporate Bond ETF” section of the Funds’ Prospectus is hereby deleted in its entirety and replaced with the following:

BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

BetaBuilders U.S. Aggregate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar and Supreet Khandate. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Isenberg is the lead portfolio manager for the Fund. Mr. Isenberg, a Managing Director of JPMIM, is the Head of Fixed Income Portfolio Management for Quantitative Beta Strategies. In this role, Mr. Isenberg is responsible for the portfolio management of all of J.P. Morgan Asset Management Holdings Inc. passive fixed income funds, including index replication and smart beta fixed income funds. Prior to joining the firm in 2016, Mr. Isenberg worked at VanEck beginning in 2015, where he was a Fixed Income Portfolio Manager for all of the VanEck Vectors Fixed Income ETFs, including the municipal, international and high yield funds. He also worked at Credit Suisse from 2003 until 2015 in various roles, including Head of Fixed Income Index Products and Head of Bond Index Products. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in computer science and economics.

Mr. Kumar, an Executive Director of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Kumar holds a Bachelor of Arts in Economics from Northwestern University.

Mr. Khandate, a Vice President of JPMIM, is a member of the Global Fixed Income, Currency & Commodities (GFICC) group. Mr. Khandate is a research analyst in the Quantitative Solutions group and is responsible for quantitative research and portfolio management of systematic fixed income funds, including index-tracking and strategic beta fixed income funds. Prior to joining the firm in 2023, he worked in the Fundamental Fixed Income Portfolio Management group at BlackRock from 2011 until 2022. Mr. Khandate graduated from Columbia University in 2010 with an Master of Science in Operations Research.

BetaBuilders USD High Yield Corporate Bond ETF

BetaBuilders USD Investment Grade Corporate Bond ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Eric Isenberg, Naveen Kumar, Qiwei Zhu and Supreet Khandate. The team is responsible for managing the Fund on a day-to-day basis. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing investment strategy, researching and reviewing investment strategy and overseeing members of the portfolio management team that have more limited responsibilities.

Mr. Zhu, an Executive Director of JPMIM and CFA charterholder, is a member of the GFICC group and a quantitative analyst responsible for developing systematic alpha strategies, scorecards, indicators, and risk models in fixed income, currencies, commodities, and related derivatives. Prior to joining the firm in 2012, Mr. Zhu was a technology associate at Morgan Stanley Investment Management working on performance, attribution and risk.

Information about Messrs. Isenberg, Kumar and Khandate is discussed earlier in this section.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders 1-5 Year U.S. Aggregate Bond ETF

JPMorgan BetaBuilders U.S. Aggregate Bond ETF

(formerly, JPMorgan U.S. Aggregate Bond ETF)

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF

(formerly, JPMorgan High Yield Research Enhanced ETF)

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF

(formerly, JPMorgan Corporate Bond Research Enhanced ETF)

(each, a “Fund” and collectively, the “Funds”)

(each, a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated July 14, 2023

to the current Statement of Additional Information

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio managers as of February 28, 2023:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	10	$3,195,106	22	$5,683,448	14	$2,626,740
Naveen Kumar	9	3,195,098	24	5,825,661	13	2,012,354
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders U.S. Aggregate Bond ETF
Eric Isenberg	9	1,882,972	22	5,683,448	14	2,626,740
Naveen Kumar	8	1,882,963	24	5,825,661	13	2,012,354
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders USD High Yield Corporate Bond ETF
Eric Isenberg	9	2,857,573	22	5,683,448	14	2,626,740
Naveen Kumar	8	2,857,564	24	5,825,661	13	2,012,354
Qiwei Zhu	1	44,719	5	303,927	0	0
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders USD Investment Grade Corporate Bond ETF
Eric Isenberg	9	3,150,387	22	5,683,448	14	2,626,740
Naveen Kumar	8	3,150,378	24	5,825,661	13	2,012,354
Qiwei Zhu	1	337,533	5	303,927	0	0
Supreet Khandate**	0	0	0	0	0	0

SUP-SAI-FIETF-723

The following table shows information regarding the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of February 28, 2023:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	0	$0	0	$0	0	$0
Naveen Kumar	0	0	0	0	0	0
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders U.S. Aggregate Bond ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders USD High Yield Corporate Bond ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Supreet Khandate**	0	0	0	0	0	0

BetaBuilders USD Investment Grade Corporate Bond ETF
Eric Isenberg	0	0	0	0	0	0
Naveen Kumar	0	0	0	0	0	0
Qiwei Zhu	0	0	0	0	0	0
Supreet Khandate**	0	0	0	0	0	0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of May 31, 2023.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to the Funds is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities beneficially owned by each portfolio manager, as of February 28, 2023. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to each Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund Shares.

Fund	Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
BetaBuilders 1-5 Year U.S. Aggregate Bond ETF
Eric Isenberg	X
Naveen Kumar	X
Supreet Khandate*	X

BetaBuilders U.S. Aggregate Bond ETF
Eric Isenberg					X
Naveen Kumar	X
Supreet Khandate*	X

BetaBuilders USD High Yield Corporate Bond ETF
Eric Isenberg	X
Naveen Kumar	X
Qiwei Zhu	X
Supreet Khandate*	X

BetaBuilders USD Investment Grade Corporate Bond ETF
Eric Isenberg	X
Naveen Kumar	X
Qiwei Zhu	X
Supreet Khandate*	X

*	As of May 31, 2023.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE